Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1]	$ 1,295	$ 1,229	$ 15,880
Items that may be reclassified subsequently to profit or loss
Currency translation differencesa	[2]	1,863	(1,292)	585
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assetsa	[2]	41	1,004	(2)
Cash flow hedges marked to market		287	155	1,065
Cash flow hedges reclassified to the income statement		(127)	(686)	(428)
Costs of hedging marked to market		27	(2)	(67)
Costs of hedging reclassified to the income statement		34	(2)	(11)
Share of items relating to equity-accounted entities, net of tax		(4)	(12)	(192)
Income tax relating to items that may be reclassified		(22)	48	(10)
Total items that may be reclassified subsequently to profit or loss		2,099	(787)	940
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		(221)	(360)	(2,262)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(47)	51
Cash flow hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Income tax relating to items that will not be reclassifieda	[2]	55	734	745
Total items that will not be reclassified to profit or loss		(167)	326	(1,451)
Other comprehensive income	[1]	1,932	(461)	(511)
Total comprehensive income	[1]	3,227	768	15,369
Attributable to
bp shareholders		1,872	7	14,702
Non-controlling interests		$ 1,355	$ 761	$ 667

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.